Related party transactions and balances (Details) $ in Thousands			1 Months Ended					12 Months Ended
	Jan. 21, 2016 CNY (¥) shares	May 08, 2015 CNY (¥) shares	Dec. 31, 2023 shares	May 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	May 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2024 CNY (¥) director	Dec. 31, 2024 USD ($) director	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Related Party Transaction
Net revenues								¥ 513,622,000	$ 70,366	¥ 441,270,000	¥ 183,620,000
Allowance provision								¥ (17,532,000)	$ (2,402)	(11,518,000)	(9,844,000)
Related Party | Trip.com
Related Party Transaction
Number of directors of the board that the shareholder has right to appoint | director								1	1
Net revenues								¥ 111,300		¥ 0	45,900
Related Party | Trip.com | Class A ordinary shares | Private placement concurrent with initial public offering
Related Party Transaction
Number of shares issued | shares							5,000,000
Related Party | Trip.com | Class A ordinary shares | Private Placement
Related Party Transaction
Number of shares issued | shares						3,750,000	3,731,034
JD, for cash consideration | $						$ 20,000	$ 15,000
Related Party | Hopeful Tourism Limited
Related Party Transaction
Number of directors of the board that the shareholder has right to appoint | director								1	1
Related Party | Caissa
Related Party Transaction
share purchase agreement and agreed | shares										78,061,780
Cash received										¥ 332,400
Allowance provision										¥ 1,567,400
Number of shares of HNA Airlines received upon settlement of HNA Debts | shares										311,075
Value of shares of HNA Airlines received upon settlement of HNA Debts										¥ 1,235,000
Related Party | HNA Trust
Related Party Transaction
Cash received of distribution of earnings								¥ 211,300		211,800
Related Party | Hengxin
Related Party Transaction
Purchase of air tickets								¥ 7,888,600		2,729,300
Related Party | HNA Tourism
Related Party Transaction
Number of directors of the board that the shareholder has right to appoint | director								2	2
Number of shares issued | shares	90,909,091
JD, for cash consideration	¥ 3,279,000,000
Total principal amount													¥ 540,000,000
Allowance provision					¥ 1,300,000							¥ 1,300,000
Cash received					¥ 300,000
Number of units received and registered for settlement of debts | shares				632,992,650
Percentage of units received for settlement of debts				0.09%
Initial investment on receipt of units				¥ 13,300,000
Number of shares of HNA Airlines received upon settlement of HNA Debts | shares					531,591
Value of shares of HNA Airlines received upon settlement of HNA Debts					¥ 1,000,000
Related Party | HNA Affiliates
Related Party Transaction
Value of shares of HNA Airlines received upon settlement of HNA Debts											¥ 13,300,000
Related Party | HNA Affiliates | Notes Financing and Loan Financing
Related Party Transaction
Number of shares issued | shares											2,398
Cash deposited into bank											¥ 150,000
Allowance provision											3,900
Related Party | HNA Affiliates | HNA
Related Party Transaction
Allowance provision											153,900
Related Party | JD
Related Party Transaction
Number of shares issued | shares		65,625,000
JD, for cash consideration		¥ 1,528,200,000
Cash consideration of ordinary shares issued		¥ 660,200,000
Related Party | JD.com Investment Limited
Related Party Transaction
Number of directors of the board that the shareholder has right to appoint | director								1	1
share purchase agreement and agreed | shares			78,061,780
Payment Of Commission For Selling Products								¥ 38,500
Related Party | JD.com Investment Limited | Travel Services
Related Party Transaction
Net revenues								1,164,400
Related Party | JD.com Investment Limited | Team Building Services
Related Party Transaction
Net revenues								151,000
Related Party | Guangxi Yijianyou Tourism Operation Co., Ltd. ("Yijianyou")
Related Party Transaction
Net revenues								352,300		28,000
Purchase of air tickets								890,500		0
Related Party | Fullshare
Related Party Transaction
Purchase of air tickets								¥ 8,515,000		¥ 0	0
Affiliates of HNA
Related Party Transaction
Payments to acquire air ticket											¥ 35,900,000	¥ 112,800,000